Provisions (Narrative) (Details) - UK Banking Businesses [member] - BBUKPLC [member] - GBP (£) £ in Millions			6 Months Ended
		Apr. 01, 2018	Jun. 30, 2018
Disclosure of provisions [line items]
Increase (decrease) in provisions	[1]		£ (2,289)
Payment protection insurance redress [Member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		£ (1,698)
Other customer redress [Member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		(412)
Legal, competition and regulatory matters [member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		(2)
Redundancy and restructuring [member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		(16)
Undrawn contractually committed facilities and guarantees [Member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		(87)
Onerous contracts [member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		(48)
Sundry provisions [member]
Disclosure of provisions [line items]
Increase (decrease) in provisions		£ (26)

[1]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m